Consolidated Statements of Comprehensive Income (Loss) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net income	¥ 66,019	¥ 61,108	¥ 47,908
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(13,359)	(26,382)	8,250
Unrealized gains (losses) on securities	3,220	(5,125)	11,761
Unrealized gains on derivatives	538	804	556
Pension liability adjustments	(8,361)	(3,080)	9,808
Total other comprehensive income (loss)	(17,962)	(33,783)	30,375
Comprehensive income	48,057	27,325	78,283
Less: Comprehensive income attributable to noncontrolling interests	1,622	3,213	7,528
Comprehensive income attributable to Kubota Corporation	¥ 46,435	¥ 24,112	¥ 70,755